Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014		Dec. 29, 2013
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred Tax Assets, Employee related obligations	$ 3,426		$ 1,908
Deferred Tax Assets, Stock based compensation	799		1,121
Deferred Tax Assets, International R&D capitalized for tax	1,433		1,656
Deferred Tax Assets, Reserves & liabilities	1,497		1,587
Deferred Tax Assets, Income reported for tax purposes	1,067		1,043
Deferred Tax Assets, Net operating loss carryforward international	949		1,090
Deferred Tax Assets, Miscellaneous international	1,128	[1]	1,508	[1]
Deferred Tax Assets, Valuation Allowance	172		187
Deferred Tax Assets, Total deferred income taxes	11,295		10,840
Deferred Tax Liabilities, Depreciation	(564)		(772)
Deferred Tax Liabilities, Non-deductible intangibles	(6,671)		(6,250)
Deferred Tax Liabilities, Miscellaneous international	(305)		(361)
Deferred Tax Assets Other Domestic	996		927
Deferred Tax Liabilities, Total deferred income taxes	$ (7,540)		$ (7,383)

[1]	The $1,128 million in 2014 was net of a valuation allowance related to Belgium of $172 million. The $1,508 million in 2013 was net of a valuation allowance related to Belgium of $187 million.